Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

April 6, 2018

Invitation Homes Operating Partnership LP

1717 Main Street

Suite 2000

Dallas, TX 75201

RE:    Invitation Homes 2018-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

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d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 3 of 1393 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Charles Chacko
Name:	Charles Chacko
Title:	Partner

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Schedule I

Client code	Result
CAIE1857-18.2	Apparent HOA

FLOR2787-18.2	Apparent HOA

GAAT7289-18.2	Apparent HOA

AZPH3827-18.2	Non-Apparent HOA

AZPH3859-18.2	Non-Apparent HOA

AZPH3931-18.2	Non-Apparent HOA

AZPH3940-18.2	Non-Apparent HOA

AZPH3946-18.2	Non-Apparent HOA

AZPH3982-18.2	Non-Apparent HOA

AZPH3992-18.2	Non-Apparent HOA

AZPH4006-18.2	Non-Apparent HOA

AZPH4032-18.2	Non-Apparent HOA

AZPH4034-18.2	Non-Apparent HOA

AZPH4043-18.2	Non-Apparent HOA

AZPH4058-18.2	Non-Apparent HOA

AZPH4094-18.2	Non-Apparent HOA

AZPH4103-18.2	Non-Apparent HOA

AZPH4116-18.2	Non-Apparent HOA

AZPH4126-18.2	Non-Apparent HOA

AZPH4152-18.2	Non-Apparent HOA

AZPH4153-18.2	Non-Apparent HOA

AZPH4170-18.2	Non-Apparent HOA

AZPH4175-18.2	Non-Apparent HOA

AZPH4185-18.2	Non-Apparent HOA

AZPH4190-18.2	Non-Apparent HOA

AZPH4203-18.2	Non-Apparent HOA

AZPH4212-18.2	Non-Apparent HOA

AZPH4250-18.2	Non-Apparent HOA

AZPH4256-18.2	Non-Apparent HOA

AZPH4258-18.2	Non-Apparent HOA

AZPH4280-18.2	Non-Apparent HOA

AZPH4284-18.2	Non-Apparent HOA

AZPH4302-18.2	Non-Apparent HOA

AZPH4322-18.2	Non-Apparent HOA

AZPH4333-18.2	Non-Apparent HOA

AZPH4336-18.2	Non-Apparent HOA

AZPH4354-18.2	Non-Apparent HOA

AZPH4359-18.2	Non-Apparent HOA

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AZPH4361-18.2	Non-Apparent HOA

AZPH4369-18.2	Non-Apparent HOA

AZPH4390-18.2	Non-Apparent HOA

AZPH4400-18.2	Non-Apparent HOA

AZPH4417-18.2	Non-Apparent HOA

AZPH4426-18.2	Non-Apparent HOA

AZPH4452-18.2	Non-Apparent HOA

AZPH4455-18.2	Non-Apparent HOA

AZPH4456-18.2	Non-Apparent HOA

AZPH4461-18.2	Non-Apparent HOA

AZPH4466-18.2	Non-Apparent HOA

AZPH4479-18.2	Non-Apparent HOA

AZPH4495-18.2	Non-Apparent HOA

AZPH4497-18.2	Non-Apparent HOA

AZPH4507-18.2	Non-Apparent HOA

AZPH4509-18.2	Non-Apparent HOA

AZPH4513-18.2	Non-Apparent HOA

AZPH4514-18.2	Non-Apparent HOA

AZPH4518-18.2	Non-Apparent HOA

AZPH4540-18.2	Non-Apparent HOA

AZPH4544-18.2	Non-Apparent HOA

AZPH4547-18.2	Non-Apparent HOA

AZPH4550-18.2	Non-Apparent HOA

AZPH4553-18.2	Non-Apparent HOA

AZPH4558-18.2	Non-Apparent HOA

AZPH4560-18.2	Non-Apparent HOA

AZPH4562-18.2	Non-Apparent HOA

AZPH4565-18.2	Non-Apparent HOA

AZPH4573-18.2	Non-Apparent HOA

AZPH4596-18.2	Non-Apparent HOA

AZPH4610-18.2	Non-Apparent HOA

AZPH4611-18.2	Non-Apparent HOA

AZPH4613-18.2	Non-Apparent HOA

AZPH4629-18.2	Non-Apparent HOA

AZPH4646-18.2	Non-Apparent HOA

AZPH4662-18.2	Non-Apparent HOA

AZPH4669-18.2	Non-Apparent HOA

AZPH4673-18.2	Non-Apparent HOA

AZPH4690-18.2	Non-Apparent HOA

AZPH4703-18.2	Non-Apparent HOA

AZPH4737-18.2	Non-Apparent HOA

AZPH4741-18.2	Non-Apparent HOA

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AZPH4745-18.2	Non-Apparent HOA

AZPH4750-18.2	Non-Apparent HOA

AZPH4754-18.2	Non-Apparent HOA

AZPH4772-18.2	Non-Apparent HOA

AZPH4795-18.2	Non-Apparent HOA

AZPH4800-18.2	Non-Apparent HOA

AZPH4824-18.2	Non-Apparent HOA

AZPH4840-18.2	Non-Apparent HOA

AZPH4910-18.2	Non-Apparent HOA

CAIE1556-18.2	Non-Apparent HOA

CAIE1557-18.2	Non-Apparent HOA

CAIE1559-18.2	Non-Apparent HOA

CAIE1569-18.2	Non-Apparent HOA

CAIE1590-18.2	Non-Apparent HOA

CAIE1597-18.2	Non-Apparent HOA

CAIE1615-18.2	Non-Apparent HOA

CAIE1628-18.2	Non-Apparent HOA

CAIE1669-18.2	Non-Apparent HOA

CAIE1670-18.2	Non-Apparent HOA

CAIE1674-18.2	Non-Apparent HOA

CAIE1675-18.2	Non-Apparent HOA

CAIE1701-18.2	Non-Apparent HOA

FLMI1089-18.2	Non-Apparent HOA

CAIE1707-18.2	Non-Apparent HOA

CAIE1711-18.2	Non-Apparent HOA

CAIE1712-18.2	Non-Apparent HOA

CAIE1727-18.2	Non-Apparent HOA

FLMI1159-18.2	Non-Apparent HOA

CAIE1736-18.2	Non-Apparent HOA

CAIE1746-18.2	Non-Apparent HOA

CAIE1768-18.2	Non-Apparent HOA

CAIE1769-18.2	Non-Apparent HOA

CAIE1773-18.2	Non-Apparent HOA

CAIE1775-18.2	Non-Apparent HOA

FLMI1478-18.2	Non-Apparent HOA

CAIE1783-18.2	Non-Apparent HOA

CAIE1806-18.2	Non-Apparent HOA

CAIE1807-18.2	Non-Apparent HOA

CAIE1808-18.2	Non-Apparent HOA

CAIE1814-18.2	Non-Apparent HOA

CAIE1823-18.2	Non-Apparent HOA

CAIE1839-18.2	Non-Apparent HOA

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CAIE1842-18.2	Non-Apparent HOA

CAIE1844-18.2	Non-Apparent HOA

CAIE1859-18.2	Non-Apparent HOA

CAIE1860-18.2	Non-Apparent HOA

CAIE1875-18.2	Non-Apparent HOA

CAIE1890-18.2	Non-Apparent HOA

CAIE1893-18.2	Non-Apparent HOA

CAIE1897-18.2	Non-Apparent HOA

CAIE1901-18.2	Non-Apparent HOA

CAIE1903-18.2	Non-Apparent HOA

CAIE1919-18.2	Non-Apparent HOA

CAIE1920-18.2	Non-Apparent HOA

CAIE1921-18.2	Non-Apparent HOA

CAIE1931-18.2	Non-Apparent HOA

CAIE1936-18.2	Non-Apparent HOA

CAIE1959-18.2	Non-Apparent HOA

CAIE1962-18.2	Non-Apparent HOA

CAIE1964-18.2	Non-Apparent HOA

CAIE1973-18.2	Non-Apparent HOA

CAIE1999-18.2	Non-Apparent HOA

CAIE2006-18.2	Non-Apparent HOA

CAIE2013-18.2	Non-Apparent HOA

CAIE2022-18.2	Non-Apparent HOA

CAIE2031-18.2	Non-Apparent HOA

CAIE2035-18.2	Non-Apparent HOA

CAIE2045-18.2	Non-Apparent HOA

CAIE2056-18.2	Non-Apparent HOA

CAIE2059-18.2	Non-Apparent HOA

CAIE2068-18.2	Non-Apparent HOA

CAIE2073-18.2	Non-Apparent HOA

FLMI1781-18.2	Non-Apparent HOA

CAIE2111-18.2	Non-Apparent HOA

CAIE2144-18.2	Non-Apparent HOA

CALA2114-18.2	Non-Apparent HOA

CALA2142-18.2	Non-Apparent HOA

CALA2155-18.2	Non-Apparent HOA

CALA2181-18.2	Non-Apparent HOA

CALA2204-18.2	Non-Apparent HOA

CALA2237-18.2	Non-Apparent HOA

CALA2238-18.2	Non-Apparent HOA

CALA2244-18.2	Non-Apparent HOA

CALA2262-18.2	Non-Apparent HOA

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CALA2268-18.2	Non-Apparent HOA

CALA2271-18.2	Non-Apparent HOA

CALA2274-18.2	Non-Apparent HOA

CALA2285-18.2	Non-Apparent HOA

CALA2307-18.2	Non-Apparent HOA

CALA2311-18.2	Non-Apparent HOA

CALA2319-18.2	Non-Apparent HOA

CALA2358-18.2	Non-Apparent HOA

CALA2363-18.2	Non-Apparent HOA

CALA2390-18.2	Non-Apparent HOA

CALA2392-18.2	Non-Apparent HOA

CALA2428-18.2	Non-Apparent HOA

CALA2438-18.2	Non-Apparent HOA

CALA2443-18.2	Non-Apparent HOA

CALA2503-18.2	Non-Apparent HOA

CASA1511-18.2	Non-Apparent HOA

CASA1517-18.2	Non-Apparent HOA

CASA1574-18.2	Non-Apparent HOA

CASA1576-18.2	Non-Apparent HOA

CASA1722-18.2	Non-Apparent HOA

CASA1739-18.2	Non-Apparent HOA

CASA1773-18.2	Non-Apparent HOA

CASA1832-18.2	Non-Apparent HOA

CASA1836-18.2	Non-Apparent HOA

CASA1845-18.2	Non-Apparent HOA

CASA1850-18.2	Non-Apparent HOA

CASA1875-18.2	Non-Apparent HOA

CASA1878-18.2	Non-Apparent HOA

CASA1883-18.2	Non-Apparent HOA

CASA1884-18.2	Non-Apparent HOA

CASA1893-18.2	Non-Apparent HOA

CASA1916-18.2	Non-Apparent HOA

CASA1917-18.2	Non-Apparent HOA

CASA1932-18.2	Non-Apparent HOA

CASA1934-18.2	Non-Apparent HOA

CASA1951-18.2	Non-Apparent HOA

CASA1958-18.2	Non-Apparent HOA

CASA1959-18.2	Non-Apparent HOA

CASA1960-18.2	Non-Apparent HOA

CASA1965-18.2	Non-Apparent HOA

CASA1966-18.2	Non-Apparent HOA

CASA1983-18.2	Non-Apparent HOA

10 | Page

CASA1998-18.2	Non-Apparent HOA

CASA2000-18.2	Non-Apparent HOA

CASA2040-18.2	Non-Apparent HOA

CASA2101-18.2	Non-Apparent HOA

CASA2130-18.2	Non-Apparent HOA

CASA2137-18.2	Non-Apparent HOA

CASA2146-18.2	Non-Apparent HOA

CASA2153-18.2	Non-Apparent HOA

CASA2163-18.2	Non-Apparent HOA

CASA2195-18.2	Non-Apparent HOA

CASA2197-18.2	Non-Apparent HOA

CASA2199-18.2	Non-Apparent HOA

CASA2204-18.2	Non-Apparent HOA

CASA2216-18.2	Non-Apparent HOA

CASA2231-18.2	Non-Apparent HOA

CASA2237-18.2	Non-Apparent HOA

CASA2261-18.2	Non-Apparent HOA

CASA2267-18.2	Non-Apparent HOA

CASA2274-18.2	Non-Apparent HOA

CASA2304-18.2	Non-Apparent HOA

CASA2320-18.2	Non-Apparent HOA

CASA2330-18.2	Non-Apparent HOA

CASA2340-18.2	Non-Apparent HOA

CASA2355-18.2	Non-Apparent HOA

CASA2368-18.2	Non-Apparent HOA

CASA2374-18.2	Non-Apparent HOA

CASA2404-18.2	Non-Apparent HOA

CASA2407-18.2	Non-Apparent HOA

CASA2454-18.2	Non-Apparent HOA

CASA2514-18.2	Non-Apparent HOA

FLMI1914-18.2	Non-Apparent HOA

FLJA0668-18.2	Non-Apparent HOA

FLJA0671-18.2	Non-Apparent HOA

FLJA0717-18.2	Non-Apparent HOA

FLJA0756-18.2	Non-Apparent HOA

FLJA0760-18.2	Non-Apparent HOA

FLJA0805-18.2	Non-Apparent HOA

FLJA0859-18.2	Non-Apparent HOA

FLJA0893-18.2	Non-Apparent HOA

FLJA0921-18.2	Non-Apparent HOA

FLJA0934-18.2	Non-Apparent HOA

FLJA1022-18.2	Non-Apparent HOA

11 | Page

FLJA1033-18.2	Non-Apparent HOA

FLJA1061-18.2	Non-Apparent HOA

FLJA1062-18.2	Non-Apparent HOA

FLJA1088-18.2	Non-Apparent HOA

FLJA1139-18.2	Non-Apparent HOA

FLOR2529-18.2	Non-Apparent HOA

FLMI2141-18.2	Non-Apparent HOA

FLMI2245-18.2	Non-Apparent HOA

AZPH4598-18.2	Non-Apparent HOA

FLMI0971-18.2	Non-Apparent HOA

FLMI0990-18.2	Non-Apparent HOA

CAIE1588-18.2	Non-Apparent HOA

CAIE1649-18.2	Non-Apparent HOA

CAIE1704-18.2	Non-Apparent HOA

FLMI1133-18.2	Non-Apparent HOA

CAIE1731-18.2	Non-Apparent HOA

FLMI1142-18.2	Non-Apparent HOA

CAIE1781-18.2	Non-Apparent HOA

FLMI1169-18.2	Non-Apparent HOA

FLMI1170-18.2	Non-Apparent HOA

CAIE1784-18.2	Non-Apparent HOA

CAIE1944-18.2	Non-Apparent HOA

FLMI1353-18.2	Non-Apparent HOA

FLMI1354-18.2	Non-Apparent HOA

FLMI1467-18.2	Non-Apparent HOA

CAIE2053-18.2	Non-Apparent HOA

CASA1852-18.2	Non-Apparent HOA

FLMI1540-18.2	Non-Apparent HOA

FLMI1587-18.2	Non-Apparent HOA

FLMI1600-18.2	Non-Apparent HOA

FLMI1616-18.2	Non-Apparent HOA

FLMI1620-18.2	Non-Apparent HOA

FLMI1633-18.2	Non-Apparent HOA

FLMI1819-18.2	Non-Apparent HOA

FLTA2679-18.2	Non-Apparent HOA

FLMI1828-18.2	Non-Apparent HOA

FLTA2856-18.2	Non-Apparent HOA

FLMI1840-18.2	Non-Apparent HOA

FLMI1845-18.2	Non-Apparent HOA

FLTA2949-18.2	Non-Apparent HOA

FLTA3480-18.2	Non-Apparent HOA

FLMI1921-18.2	Non-Apparent HOA

12 | Page

FLMI1961-18.2	Non-Apparent HOA

CAIE1616-18.2	Non-Apparent HOA

FLMI2261-18.2	Non-Apparent HOA

FLMI2283-18.2	Non-Apparent HOA

FLMI2347-18.2	Non-Apparent HOA

FLMI2402-18.2	Non-Apparent HOA

CAIE1756-18.2	Non-Apparent HOA

CASA2170-18.2	Non-Apparent HOA

FLMI2473-18.2	Non-Apparent HOA

FLMI2493-18.2	Non-Apparent HOA

FLMI2432-18.2	Non-Apparent HOA

FLMI2771-18.2	Non-Apparent HOA

FLOR1465-18.2	Non-Apparent HOA

FLOR1467-18.2	Non-Apparent HOA

FLOR1652-18.2	Non-Apparent HOA

WA2S1317-18.2	Non-Apparent HOA

FLOR1784-18.2	Non-Apparent HOA

FLOR1800-18.2	Non-Apparent HOA

FLOR1841-18.2	Non-Apparent HOA

FLOR1907-18.2	Non-Apparent HOA

FLOR1920-18.2	Non-Apparent HOA

FLOR1946-18.2	Non-Apparent HOA

FLOR2140-18.2	Non-Apparent HOA

FLOR2358-18.2	Non-Apparent HOA

FLOR2559-18.2	Non-Apparent HOA

FLOR2560-18.2	Non-Apparent HOA

FLMI1993-18.2	Non-Apparent HOA

FLOR2652-18.2	Non-Apparent HOA

FLMI2560-18.2	Non-Apparent HOA

FLOR2824-18.2	Non-Apparent HOA

FLTA2774-18.2	Non-Apparent HOA

FLTA2775-18.2	Non-Apparent HOA

FLTA2804-18.2	Non-Apparent HOA

FLTA2807-18.2	Non-Apparent HOA

FLTA2822-18.2	Non-Apparent HOA

FLTA2828-18.2	Non-Apparent HOA

FLTA2880-18.2	Non-Apparent HOA

FLTA2937-18.2	Non-Apparent HOA

FLTA2955-18.2	Non-Apparent HOA

FLTA2965-18.2	Non-Apparent HOA

FLTA3001-18.2	Non-Apparent HOA

FLTA3019-18.2	Non-Apparent HOA

13 | Page

FLTA3118-18.2	Non-Apparent HOA

FLTA3160-18.2	Non-Apparent HOA

FLTA3179-18.2	Non-Apparent HOA

FLTA3331-18.2	Non-Apparent HOA

FLTA3348-18.2	Non-Apparent HOA

FLTA3366-18.2	Non-Apparent HOA

FLTA3369-18.2	Non-Apparent HOA

FLTA3424-18.2	Non-Apparent HOA

FLTA3426-18.2	Non-Apparent HOA

FLTA3479-18.2	Non-Apparent HOA

FLOR2610-18.2	Non-Apparent HOA

FLTA3482-18.2	Non-Apparent HOA

FLTA3560-18.2	Non-Apparent HOA

FLTA3609-18.2	Non-Apparent HOA

FLTA3618-18.2	Non-Apparent HOA

FLTA3654-18.2	Non-Apparent HOA

FLTA3661-18.2	Non-Apparent HOA

FLTA3675-18.2	Non-Apparent HOA

FLTA3716-18.2	Non-Apparent HOA

FLTA3766-18.2	Non-Apparent HOA

FLTA3919-18.2	Non-Apparent HOA

GAAT2219-18.2	Non-Apparent HOA

GAAT2352-18.2	Non-Apparent HOA

GAAT3845-18.2	Non-Apparent HOA

GAAT4199-18.2	Non-Apparent HOA

GAAT4451-18.2	Non-Apparent HOA

GAAT4579-18.2	Non-Apparent HOA

GAAT4638-18.2	Non-Apparent HOA

GAAT4728-18.2	Non-Apparent HOA

GAAT4942-18.2	Non-Apparent HOA

GAAT5127-18.2	Non-Apparent HOA

GAAT5145-18.2	Non-Apparent HOA

GAAT5366-18.2	Non-Apparent HOA

GAAT5604-18.2	Non-Apparent HOA

GAAT5664-18.2	Non-Apparent HOA

GAAT5758-18.2	Non-Apparent HOA

GAAT5897-18.2	Non-Apparent HOA

GAAT5901-18.2	Non-Apparent HOA

GAAT5921-18.2	Non-Apparent HOA

GAAT5973-18.2	Non-Apparent HOA

GAAT5977-18.2	Non-Apparent HOA

GAAT5983-18.2	Non-Apparent HOA

14 | Page

GAAT6004-18.2	Non-Apparent HOA

GAAT6068-18.2	Non-Apparent HOA

GAAT6076-18.2	Non-Apparent HOA

GAAT6287-18.2	Non-Apparent HOA

GAAT6307-18.2	Non-Apparent HOA

GAAT7044-18.2	Non-Apparent HOA

NC2C0680-18.2	Non-Apparent HOA

NC2C0743-18.2	Non-Apparent HOA

NC2C0788-18.2	Non-Apparent HOA

NC2C0892-18.2	Non-Apparent HOA

NC2C0940-18.2	Non-Apparent HOA

NC2C0984-18.2	Non-Apparent HOA

NC2C1014-18.2	Non-Apparent HOA

NC2C1054-18.2	Non-Apparent HOA

NC2C1144-18.2	Non-Apparent HOA

NC2C1196-18.2	Non-Apparent HOA

NC2C1201-18.2	Non-Apparent HOA

NC2C1240-18.2	Non-Apparent HOA

NC2C1353-18.2	Non-Apparent HOA

NC2C1368-18.2	Non-Apparent HOA

NC2C1389-18.2	Non-Apparent HOA

NC2C1448-18.2	Non-Apparent HOA

CASA1930-18.2	Non-Apparent HOA

NC2C1576-18.2	Non-Apparent HOA

NC2C1814-18.2	Non-Apparent HOA

NC2C1885-18.2	Non-Apparent HOA

NV2L0300-18.2	Non-Apparent HOA

NV2L0422-18.2	Non-Apparent HOA

WA2S0388-18.2	Non-Apparent HOA

WA2S0399-18.2	Non-Apparent HOA

WA2S0412-18.2	Non-Apparent HOA

WA2S0473-18.2	Non-Apparent HOA

WA2S0474-18.2	Non-Apparent HOA

WA2S0475-18.2	Non-Apparent HOA

WA2S0518-18.2	Non-Apparent HOA

WA2S0519-18.2	Non-Apparent HOA

WA2S0524-18.2	Non-Apparent HOA

WA2S0551-18.2	Non-Apparent HOA

WA2S0557-18.2	Non-Apparent HOA

WA2S0570-18.2	Non-Apparent HOA

WA2S0583-18.2	Non-Apparent HOA

WA2S0603-18.2	Non-Apparent HOA

15 | Page

WA2S0618-18.2	Non-Apparent HOA

WA2S0620-18.2	Non-Apparent HOA

WA2S0659-18.2	Non-Apparent HOA

WA2S0684-18.2	Non-Apparent HOA

WA2S0688-18.2	Non-Apparent HOA

WA2S0727-18.2	Non-Apparent HOA

WA2S0741-18.2	Non-Apparent HOA

WA2S0775-18.2	Non-Apparent HOA

WA2S0782-18.2	Non-Apparent HOA

WA2S0784-18.2	Non-Apparent HOA

WA2S0785-18.2	Non-Apparent HOA

WA2S0805-18.2	Non-Apparent HOA

WA2S0806-18.2	Non-Apparent HOA

WA2S0844-18.2	Non-Apparent HOA

WA2S0881-18.2	Non-Apparent HOA

WA2S0892-18.2	Non-Apparent HOA

WA2S0954-18.2	Non-Apparent HOA

WA2S0981-18.2	Non-Apparent HOA

WA2S1010-18.2	Non-Apparent HOA

WA2S1013-18.2	Non-Apparent HOA

WA2S1025-18.2	Non-Apparent HOA

WA2S1026-18.2	Non-Apparent HOA

WA2S1027-18.2	Non-Apparent HOA

WA2S1028-18.2	Non-Apparent HOA

WA2S1096-18.2	Non-Apparent HOA

WA2S1103-18.2	Non-Apparent HOA

WA2S1115-18.2	Non-Apparent HOA

WA2S1177-18.2	Non-Apparent HOA

WA2S1184-18.2	Non-Apparent HOA

WA2S1199-18.2	Non-Apparent HOA

WA2S1212-18.2	Non-Apparent HOA

WA2S1219-18.2	Non-Apparent HOA

WA2S1230-18.2	Non-Apparent HOA

WA2S1257-18.2	Non-Apparent HOA

WA2S1271-18.2	Non-Apparent HOA

WA2S1285-18.2	Non-Apparent HOA

WA2S1297-18.2	Non-Apparent HOA

WA2S1316-18.2	Non-Apparent HOA

WA2S1323-18.2	Non-Apparent HOA

WA2S1324-18.2	Non-Apparent HOA

WA2S1350-18.2	Non-Apparent HOA

WA2S1356-18.2	Non-Apparent HOA

16 | Page

WA2S1387-18.2	Non-Apparent HOA

WA2S1389-18.2	Non-Apparent HOA

WA2S1442-18.2	Non-Apparent HOA

WA2S1448-18.2	Non-Apparent HOA

WA2S1461-18.2	Non-Apparent HOA

WA2S1470-18.2	Non-Apparent HOA

WA2S1538-18.2	Non-Apparent HOA

WA2S1557-18.2	Non-Apparent HOA

WA2S1629-18.2	Non-Apparent HOA

WA2S1772-18.2	Non-Apparent HOA

WA2S1938-18.2	Non-Apparent HOA

AZPH3739-18.2	Non-Apparent HOA

AZPH3771-18.2	Non-Apparent HOA

AZPH3850-18.2	Non-Apparent HOA

AZPH3860-18.2	Non-Apparent HOA

AZPH3861-18.2	Non-Apparent HOA

AZPH3875-18.2	Non-Apparent HOA

AZPH3892-18.2	Non-Apparent HOA

AZPH3896-18.2	Non-Apparent HOA

AZPH3907-18.2	Non-Apparent HOA

AZPH3912-18.2	Non-Apparent HOA

AZPH3919-18.2	Non-Apparent HOA

AZPH3933-18.2	Non-Apparent HOA

AZPH3965-18.2	Non-Apparent HOA

AZPH3969-18.2	Non-Apparent HOA

AZPH3971-18.2	Non-Apparent HOA

AZPH3974-18.2	Non-Apparent HOA

AZPH3977-18.2	Non-Apparent HOA

AZPH3985-18.2	Non-Apparent HOA

AZPH3994-18.2	Non-Apparent HOA

AZPH4012-18.2	Non-Apparent HOA

AZPH4018-18.2	Non-Apparent HOA

AZPH4019-18.2	Non-Apparent HOA

AZPH4025-18.2	Non-Apparent HOA

AZPH4038-18.2	Non-Apparent HOA

AZPH4040-18.2	Non-Apparent HOA

AZPH4063-18.2	Non-Apparent HOA

AZPH4064-18.2	Non-Apparent HOA

AZPH4079-18.2	Non-Apparent HOA

AZPH4084-18.2	Non-Apparent HOA

AZPH4087-18.2	Non-Apparent HOA

AZPH4091-18.2	Non-Apparent HOA

17 | Page

AZPH4092-18.2	Non-Apparent HOA

AZPH4095-18.2	Non-Apparent HOA

AZPH4097-18.2	Non-Apparent HOA

AZPH4098-18.2	Non-Apparent HOA

AZPH4113-18.2	Non-Apparent HOA

AZPH4121-18.2	Non-Apparent HOA

AZPH4125-18.2	Non-Apparent HOA

AZPH4129-18.2	Non-Apparent HOA

AZPH4132-18.2	Non-Apparent HOA

AZPH4143-18.2	Non-Apparent HOA

AZPH4159-18.2	Non-Apparent HOA

AZPH4166-18.2	Non-Apparent HOA

AZPH4179-18.2	Non-Apparent HOA

AZPH4186-18.2	Non-Apparent HOA

AZPH4187-18.2	Non-Apparent HOA

AZPH4200-18.2	Non-Apparent HOA

AZPH4243-18.2	Non-Apparent HOA

AZPH4320-18.2	Non-Apparent HOA

AZPH4347-18.2	Non-Apparent HOA

AZPH4380-18.2	Non-Apparent HOA

AZPH4386-18.2	Non-Apparent HOA

AZPH4393-18.2	Non-Apparent HOA

AZPH4403-18.2	Non-Apparent HOA

AZPH4409-18.2	Non-Apparent HOA

AZPH4422-18.2	Non-Apparent HOA

AZPH4425-18.2	Non-Apparent HOA

AZPH4430-18.2	Non-Apparent HOA

AZPH4433-18.2	Non-Apparent HOA

AZPH4434-18.2	Non-Apparent HOA

AZPH4440-18.2	Non-Apparent HOA

AZPH4447-18.2	Non-Apparent HOA

AZPH4451-18.2	Non-Apparent HOA

AZPH4463-18.2	Non-Apparent HOA

AZPH4473-18.2	Non-Apparent HOA

AZPH4486-18.2	Non-Apparent HOA

AZPH4488-18.2	Non-Apparent HOA

AZPH4511-18.2	Non-Apparent HOA

AZPH4512-18.2	Non-Apparent HOA

AZPH4519-18.2	Non-Apparent HOA

AZPH4538-18.2	Non-Apparent HOA

AZPH4561-18.2	Non-Apparent HOA

AZPH4652-18.2	Non-Apparent HOA

18 | Page

AZPH4907-18.2	Non-Apparent HOA

AZPH4946-18.2	Non-Apparent HOA

CAIE1553-18.2	Non-Apparent HOA

CAIE1766-18.2	Non-Apparent HOA

CAIE1782-18.2	Non-Apparent HOA

CAIE1793-18.2	Non-Apparent HOA

CAIE1801-18.2	Non-Apparent HOA

CAIE1820-18.2	Non-Apparent HOA

CAIE1827-18.2	Non-Apparent HOA

CAIE1836-18.2	Non-Apparent HOA

CAIE1852-18.2	Non-Apparent HOA

CAIE1869-18.2	Non-Apparent HOA

FLMI1657-18.2	Non-Apparent HOA

CAIE1916-18.2	Non-Apparent HOA

CAIE1938-18.2	Non-Apparent HOA

CAIE1998-18.2	Non-Apparent HOA

CAIE2001-18.2	Non-Apparent HOA

FLMI1722-18.2	Non-Apparent HOA

CAIE2036-18.2	Non-Apparent HOA

CAIE2043-18.2	Non-Apparent HOA

FLMI1767-18.2	Non-Apparent HOA

CAIE2063-18.2	Non-Apparent HOA

CAIE2070-18.2	Non-Apparent HOA

CAIE2077-18.2	Non-Apparent HOA

CAIE2078-18.2	Non-Apparent HOA

CAIE2098-18.2	Non-Apparent HOA

FLMI1787-18.2	Non-Apparent HOA

CAIE2110-18.2	Non-Apparent HOA

CAIE2128-18.2	Non-Apparent HOA

CAIE2203-18.2	Non-Apparent HOA

CALA2160-18.2	Non-Apparent HOA

CALA2182-18.2	Non-Apparent HOA

CALA2183-18.2	Non-Apparent HOA

CALA2201-18.2	Non-Apparent HOA

CALA2248-18.2	Non-Apparent HOA

CALA2288-18.2	Non-Apparent HOA

CALA2317-18.2	Non-Apparent HOA

CALA2338-18.2	Non-Apparent HOA

CALA2341-18.2	Non-Apparent HOA

CALA2361-18.2	Non-Apparent HOA

CALA2380-18.2	Non-Apparent HOA

CALA2387-18.2	Non-Apparent HOA

19 | Page

CALA2442-18.2	Non-Apparent HOA

CALA2461-18.2	Non-Apparent HOA

CALA2591-18.2	Non-Apparent HOA

CASA1514-18.2	Non-Apparent HOA

CASA1519-18.2	Non-Apparent HOA

CASA1585-18.2	Non-Apparent HOA

CASA1618-18.2	Non-Apparent HOA

CASA1699-18.2	Non-Apparent HOA

CASA1715-18.2	Non-Apparent HOA

CASA1720-18.2	Non-Apparent HOA

CASA1743-18.2	Non-Apparent HOA

CASA1745-18.2	Non-Apparent HOA

CASA1751-18.2	Non-Apparent HOA

CASA1755-18.2	Non-Apparent HOA

CASA1756-18.2	Non-Apparent HOA

CASA1771-18.2	Non-Apparent HOA

CASA1772-18.2	Non-Apparent HOA

CASA1783-18.2	Non-Apparent HOA

CASA1804-18.2	Non-Apparent HOA

CASA1805-18.2	Non-Apparent HOA

CASA1816-18.2	Non-Apparent HOA

CASA1818-18.2	Non-Apparent HOA

CASA1819-18.2	Non-Apparent HOA

CASA1838-18.2	Non-Apparent HOA

CASA1844-18.2	Non-Apparent HOA

CASA1847-18.2	Non-Apparent HOA

CASA1848-18.2	Non-Apparent HOA

CASA1853-18.2	Non-Apparent HOA

CASA1856-18.2	Non-Apparent HOA

CASA1874-18.2	Non-Apparent HOA

CASA1885-18.2	Non-Apparent HOA

CASA1895-18.2	Non-Apparent HOA

CASA1899-18.2	Non-Apparent HOA

CASA1903-18.2	Non-Apparent HOA

CASA1905-18.2	Non-Apparent HOA

CASA1908-18.2	Non-Apparent HOA

CASA1914-18.2	Non-Apparent HOA

CASA1915-18.2	Non-Apparent HOA

CASA1919-18.2	Non-Apparent HOA

CASA1926-18.2	Non-Apparent HOA

CASA1927-18.2	Non-Apparent HOA

FLMI1827-18.2	Non-Apparent HOA

20 | Page

CASA1941-18.2	Non-Apparent HOA

CASA1961-18.2	Non-Apparent HOA

CASA1971-18.2	Non-Apparent HOA

CASA1973-18.2	Non-Apparent HOA

CASA1980-18.2	Non-Apparent HOA

CASA1991-18.2	Non-Apparent HOA

CASA1993-18.2	Non-Apparent HOA

CASA1994-18.2	Non-Apparent HOA

CASA2041-18.2	Non-Apparent HOA

CASA2047-18.2	Non-Apparent HOA

CASA2048-18.2	Non-Apparent HOA

CASA2061-18.2	Non-Apparent HOA

CASA2072-18.2	Non-Apparent HOA

CASA2075-18.2	Non-Apparent HOA

CASA2082-18.2	Non-Apparent HOA

CASA2099-18.2	Non-Apparent HOA

CASA2108-18.2	Non-Apparent HOA

CASA2119-18.2	Non-Apparent HOA

CASA2120-18.2	Non-Apparent HOA

CASA2122-18.2	Non-Apparent HOA

CASA2123-18.2	Non-Apparent HOA

CASA2134-18.2	Non-Apparent HOA

CASA2141-18.2	Non-Apparent HOA

CASA2144-18.2	Non-Apparent HOA

CASA2160-18.2	Non-Apparent HOA

CASA2162-18.2	Non-Apparent HOA

CASA2185-18.2	Non-Apparent HOA

CASA2187-18.2	Non-Apparent HOA

CASA2200-18.2	Non-Apparent HOA

CASA2210-18.2	Non-Apparent HOA

CASA2220-18.2	Non-Apparent HOA

CASA2222-18.2	Non-Apparent HOA

CASA2224-18.2	Non-Apparent HOA

CASA2227-18.2	Non-Apparent HOA

CASA2230-18.2	Non-Apparent HOA

CASA2232-18.2	Non-Apparent HOA

CASA2241-18.2	Non-Apparent HOA

CASA2249-18.2	Non-Apparent HOA

CASA2255-18.2	Non-Apparent HOA

CASA2256-18.2	Non-Apparent HOA

CASA2259-18.2	Non-Apparent HOA

CASA2280-18.2	Non-Apparent HOA

21 | Page

CASA2285-18.2	Non-Apparent HOA

CASA2289-18.2	Non-Apparent HOA

CASA2292-18.2	Non-Apparent HOA

CASA2293-18.2	Non-Apparent HOA

CASA2306-18.2	Non-Apparent HOA

CASA2311-18.2	Non-Apparent HOA

CASA2318-18.2	Non-Apparent HOA

CASA2321-18.2	Non-Apparent HOA

CASA2322-18.2	Non-Apparent HOA

CASA2325-18.2	Non-Apparent HOA

CASA2333-18.2	Non-Apparent HOA

CASA2336-18.2	Non-Apparent HOA

CASA2338-18.2	Non-Apparent HOA

CASA2339-18.2	Non-Apparent HOA

CASA2346-18.2	Non-Apparent HOA

CASA2349-18.2	Non-Apparent HOA

CASA2352-18.2	Non-Apparent HOA

CASA2353-18.2	Non-Apparent HOA

CASA2357-18.2	Non-Apparent HOA

CASA2358-18.2	Non-Apparent HOA

CASA2361-18.2	Non-Apparent HOA

CASA2363-18.2	Non-Apparent HOA

CASA2376-18.2	Non-Apparent HOA

CASA2378-18.2	Non-Apparent HOA

CASA2382-18.2	Non-Apparent HOA

CASA2396-18.2	Non-Apparent HOA

CASA2417-18.2	Non-Apparent HOA

CASA2423-18.2	Non-Apparent HOA

CASA2450-18.2	Non-Apparent HOA

FLJA0598-18.2	Non-Apparent HOA

FLJA0602-18.2	Non-Apparent HOA

FLJA0697-18.2	Non-Apparent HOA

FLJA0732-18.2	Non-Apparent HOA

FLMI2162-18.2	Non-Apparent HOA

FLJA0868-18.2	Non-Apparent HOA

FLJA0892-18.2	Non-Apparent HOA

FLMI0893-18.2	Non-Apparent HOA

FLMI0895-18.2	Non-Apparent HOA

FLMI0935-18.2	Non-Apparent HOA

FLMI0962-18.2	Non-Apparent HOA

FLMI0964-18.2	Non-Apparent HOA

FLMI0970-18.2	Non-Apparent HOA

22 | Page

FLMI0992-18.2	Non-Apparent HOA

FLMI1020-18.2	Non-Apparent HOA

FLMI1034-18.2	Non-Apparent HOA

FLMI1061-18.2	Non-Apparent HOA

FLMI1068-18.2	Non-Apparent HOA

FLMI1083-18.2	Non-Apparent HOA

FLMI1107-18.2	Non-Apparent HOA

FLMI1116-18.2	Non-Apparent HOA

FLMI1123-18.2	Non-Apparent HOA

FLMI1177-18.2	Non-Apparent HOA

FLMI1189-18.2	Non-Apparent HOA

FLMI1197-18.2	Non-Apparent HOA

FLMI1213-18.2	Non-Apparent HOA

FLMI1235-18.2	Non-Apparent HOA

FLMI1247-18.2	Non-Apparent HOA

FLMI1254-18.2	Non-Apparent HOA

CAIE1909-18.2	Non-Apparent HOA

FLMI1260-18.2	Non-Apparent HOA

FLMI1273-18.2	Non-Apparent HOA

FLMI1276-18.2	Non-Apparent HOA

FLMI1301-18.2	Non-Apparent HOA

FLMI1317-18.2	Non-Apparent HOA

FLMI1318-18.2	Non-Apparent HOA

FLMI1319-18.2	Non-Apparent HOA

FLMI1328-18.2	Non-Apparent HOA

FLMI1340-18.2	Non-Apparent HOA

FLMI1344-18.2	Non-Apparent HOA

FLMI1371-18.2	Non-Apparent HOA

FLMI1372-18.2	Non-Apparent HOA

FLMI1379-18.2	Non-Apparent HOA

FLMI1388-18.2	Non-Apparent HOA

FLMI1403-18.2	Non-Apparent HOA

CAIE2009-18.2	Non-Apparent HOA

FLMI1410-18.2	Non-Apparent HOA

FLMI1411-18.2	Non-Apparent HOA

CAIE2038-18.2	Non-Apparent HOA

FLMI1433-18.2	Non-Apparent HOA

FLMI1444-18.2	Non-Apparent HOA

FLMI1445-18.2	Non-Apparent HOA

FLMI1462-18.2	Non-Apparent HOA

FLMI1464-18.2	Non-Apparent HOA

FLMI1465-18.2	Non-Apparent HOA

23 | Page

CAIE2096-18.2	Non-Apparent HOA

CAIE2109-18.2	Non-Apparent HOA

FLMI1532-18.2	Non-Apparent HOA

FLMI1575-18.2	Non-Apparent HOA

FLMI1577-18.2	Non-Apparent HOA

FLMI1580-18.2	Non-Apparent HOA

FLMI1585-18.2	Non-Apparent HOA

FLMI1618-18.2	Non-Apparent HOA

FLMI1629-18.2	Non-Apparent HOA

FLMI1669-18.2	Non-Apparent HOA

FLOR1609-18.2	Non-Apparent HOA

FLMI1679-18.2	Non-Apparent HOA

FLMI1691-18.2	Non-Apparent HOA

FLMI1692-18.2	Non-Apparent HOA

FLMI1703-18.2	Non-Apparent HOA

FLMI1706-18.2	Non-Apparent HOA

FLMI1715-18.2	Non-Apparent HOA

FLMI1720-18.2	Non-Apparent HOA

FLMI1746-18.2	Non-Apparent HOA

FLMI1776-18.2	Non-Apparent HOA

FLMI1778-18.2	Non-Apparent HOA

FLOR2554-18.2	Non-Apparent HOA

FLOR2590-18.2	Non-Apparent HOA

FLMI1809-18.2	Non-Apparent HOA

FLMI1903-18.2	Non-Apparent HOA

FLMI1905-18.2	Non-Apparent HOA

FLMI1908-18.2	Non-Apparent HOA

FLMI1948-18.2	Non-Apparent HOA

FLMI1956-18.2	Non-Apparent HOA

FLMI1963-18.2	Non-Apparent HOA

FLMI1964-18.2	Non-Apparent HOA

FLMI1987-18.2	Non-Apparent HOA

FLMI1990-18.2	Non-Apparent HOA

FLMI2009-18.2	Non-Apparent HOA

FLMI2012-18.2	Non-Apparent HOA

FLMI2015-18.2	Non-Apparent HOA

FLMI2030-18.2	Non-Apparent HOA

FLMI2049-18.2	Non-Apparent HOA

FLMI2106-18.2	Non-Apparent HOA

FLMI2108-18.2	Non-Apparent HOA

FLMI2130-18.2	Non-Apparent HOA

FLMI2137-18.2	Non-Apparent HOA

24 | Page

NC2C0922-18.2	Non-Apparent HOA

FLMI2176-18.2	Non-Apparent HOA

FLMI2177-18.2	Non-Apparent HOA

FLMI2183-18.2	Non-Apparent HOA

FLMI2232-18.2	Non-Apparent HOA

FLMI2236-18.2	Non-Apparent HOA

FLMI2239-18.2	Non-Apparent HOA

FLMI2246-18.2	Non-Apparent HOA

FLMI2266-18.2	Non-Apparent HOA

FLMI2276-18.2	Non-Apparent HOA

FLMI2300-18.2	Non-Apparent HOA

FLMI2315-18.2	Non-Apparent HOA

FLMI2324-18.2	Non-Apparent HOA

FLMI2380-18.2	Non-Apparent HOA

FLMI2383-18.2	Non-Apparent HOA

FLMI2413-18.2	Non-Apparent HOA

FLMI2415-18.2	Non-Apparent HOA

FLMI2435-18.2	Non-Apparent HOA

FLMI2264-18.2	Non-Apparent HOA

FLMI2540-18.2	Non-Apparent HOA

FLMI2554-18.2	Non-Apparent HOA

FLMI2566-18.2	Non-Apparent HOA

FLMI2567-18.2	Non-Apparent HOA

FLMI2598-18.2	Non-Apparent HOA

FLMI2601-18.2	Non-Apparent HOA

FLMI2619-18.2	Non-Apparent HOA

FLMI2624-18.2	Non-Apparent HOA

FLMI2627-18.2	Non-Apparent HOA

FLMI2631-18.2	Non-Apparent HOA

FLMI2636-18.2	Non-Apparent HOA

FLMI2677-18.2	Non-Apparent HOA

FLMI2727-18.2	Non-Apparent HOA

FLOR1653-18.2	Non-Apparent HOA

FLMI2775-18.2	Non-Apparent HOA

FLMI2862-18.2	Non-Apparent HOA

GAAT5818-18.2	Non-Apparent HOA

FLMI3244-18.2	Non-Apparent HOA

FLMI3704-18.2	Non-Apparent HOA

NC2C0915-18.2	Non-Apparent HOA

FLOR1273-18.2	Non-Apparent HOA

FLOR1326-18.2	Non-Apparent HOA

FLOR1346-18.2	Non-Apparent HOA

25 | Page

FLOR1366-18.2	Non-Apparent HOA

FLOR1379-18.2	Non-Apparent HOA

FLOR1436-18.2	Non-Apparent HOA

FLOR1454-18.2	Non-Apparent HOA

FLOR1497-18.2	Non-Apparent HOA

FLOR1539-18.2	Non-Apparent HOA

FLOR1604-18.2	Non-Apparent HOA

FLOR1629-18.2	Non-Apparent HOA

FLOR1638-18.2	Non-Apparent HOA

FLOR1657-18.2	Non-Apparent HOA

FLOR1669-18.2	Non-Apparent HOA

FLOR1718-18.2	Non-Apparent HOA

FLOR1733-18.2	Non-Apparent HOA

FLOR1734-18.2	Non-Apparent HOA

FLOR1744-18.2	Non-Apparent HOA

FLOR1782-18.2	Non-Apparent HOA

FLOR1808-18.2	Non-Apparent HOA

FLOR1819-18.2	Non-Apparent HOA

FLOR1845-18.2	Non-Apparent HOA

FLOR1883-18.2	Non-Apparent HOA

FLOR1901-18.2	Non-Apparent HOA

FLOR1909-18.2	Non-Apparent HOA

FLOR1915-18.2	Non-Apparent HOA

FLOR1917-18.2	Non-Apparent HOA

FLOR1932-18.2	Non-Apparent HOA

FLOR1949-18.2	Non-Apparent HOA

FLOR2032-18.2	Non-Apparent HOA

FLOR2045-18.2	Non-Apparent HOA

FLOR2070-18.2	Non-Apparent HOA

FLOR2078-18.2	Non-Apparent HOA

FLOR2092-18.2	Non-Apparent HOA

FLOR2130-18.2	Non-Apparent HOA

FLOR2143-18.2	Non-Apparent HOA

FLOR2193-18.2	Non-Apparent HOA

FLOR2195-18.2	Non-Apparent HOA

FLOR2196-18.2	Non-Apparent HOA

FLOR2248-18.2	Non-Apparent HOA

FLOR2280-18.2	Non-Apparent HOA

FLMI0892-18.2	Non-Apparent HOA

FLOR2303-18.2	Non-Apparent HOA

FLOR2348-18.2	Non-Apparent HOA

FLOR2380-18.2	Non-Apparent HOA

26 | Page

FLOR2411-18.2	Non-Apparent HOA

FLMI0934-18.2	Non-Apparent HOA

FLOR2442-18.2	Non-Apparent HOA

FLOR2449-18.2	Non-Apparent HOA

FLOR2466-18.2	Non-Apparent HOA

FLOR2474-18.2	Non-Apparent HOA

FLOR2480-18.2	Non-Apparent HOA

FLOR2503-18.2	Non-Apparent HOA

FLOR2511-18.2	Non-Apparent HOA

FLMI1348-18.2	Non-Apparent HOA

FLOR2530-18.2	Non-Apparent HOA

FLOR2595-18.2	Non-Apparent HOA

FLOR2597-18.2	Non-Apparent HOA

FLMI1980-18.2	Non-Apparent HOA

FLMI2142-18.2	Non-Apparent HOA

FLOR2636-18.2	Non-Apparent HOA

FLOR2663-18.2	Non-Apparent HOA

FLMI2320-18.2	Non-Apparent HOA

FLMI2591-18.2	Non-Apparent HOA

FLOR2775-18.2	Non-Apparent HOA

FLOR1236-18.2	Non-Apparent HOA

FLOR2880-18.2	Non-Apparent HOA

FLOR3116-18.2	Non-Apparent HOA

FLOR3211-18.2	Non-Apparent HOA

FLTA2510-18.2	Non-Apparent HOA

FLTA2579-18.2	Non-Apparent HOA

FLTA2632-18.2	Non-Apparent HOA

FLTA2650-18.2	Non-Apparent HOA

FLTA2705-18.2	Non-Apparent HOA

FLOR2002-18.2	Non-Apparent HOA

FLTA2780-18.2	Non-Apparent HOA

FLTA2802-18.2	Non-Apparent HOA

FLTA2812-18.2	Non-Apparent HOA

FLOR2240-18.2	Non-Apparent HOA

FLTA2851-18.2	Non-Apparent HOA

FLTA2877-18.2	Non-Apparent HOA

FLTA2887-18.2	Non-Apparent HOA

FLTA2896-18.2	Non-Apparent HOA

FLTA2928-18.2	Non-Apparent HOA

FLTA2933-18.2	Non-Apparent HOA

FLTA2953-18.2	Non-Apparent HOA

FLOR2319-18.2	Non-Apparent HOA

27 | Page

FLTA2980-18.2	Non-Apparent HOA

FLTA3029-18.2	Non-Apparent HOA

FLTA3033-18.2	Non-Apparent HOA

FLTA3066-18.2	Non-Apparent HOA

FLTA3077-18.2	Non-Apparent HOA

FLTA3089-18.2	Non-Apparent HOA

FLTA3095-18.2	Non-Apparent HOA

FLTA3096-18.2	Non-Apparent HOA

FLTA3101-18.2	Non-Apparent HOA

FLTA3104-18.2	Non-Apparent HOA

FLTA3127-18.2	Non-Apparent HOA

FLTA3147-18.2	Non-Apparent HOA

FLTA3157-18.2	Non-Apparent HOA

FLTA3170-18.2	Non-Apparent HOA

FLTA3174-18.2	Non-Apparent HOA

FLTA3226-18.2	Non-Apparent HOA

FLTA3227-18.2	Non-Apparent HOA

FLTA3231-18.2	Non-Apparent HOA

FLTA3234-18.2	Non-Apparent HOA

FLTA3249-18.2	Non-Apparent HOA

FLTA3303-18.2	Non-Apparent HOA

FLTA3319-18.2	Non-Apparent HOA

FLTA3329-18.2	Non-Apparent HOA

FLTA3334-18.2	Non-Apparent HOA

FLTA3338-18.2	Non-Apparent HOA

FLTA3405-18.2	Non-Apparent HOA

FLTA3454-18.2	Non-Apparent HOA

FLTA3461-18.2	Non-Apparent HOA

FLTA3487-18.2	Non-Apparent HOA

FLTA3495-18.2	Non-Apparent HOA

FLTA3620-18.2	Non-Apparent HOA

FLTA3638-18.2	Non-Apparent HOA

FLTA3673-18.2	Non-Apparent HOA

GAAT2225-18.2	Non-Apparent HOA

GAAT2257-18.2	Non-Apparent HOA

GAAT2297-18.2	Non-Apparent HOA

GAAT2354-18.2	Non-Apparent HOA

GAAT2355-18.2	Non-Apparent HOA

GAAT2421-18.2	Non-Apparent HOA

GAAT3857-18.2	Non-Apparent HOA

GAAT3869-18.2	Non-Apparent HOA

GAAT3925-18.2	Non-Apparent HOA

28 | Page

GAAT3930-18.2	Non-Apparent HOA

GAAT3951-18.2	Non-Apparent HOA

GAAT3996-18.2	Non-Apparent HOA

GAAT4161-18.2	Non-Apparent HOA

GAAT5044-18.2	Non-Apparent HOA

GAAT5087-18.2	Non-Apparent HOA

GAAT5097-18.2	Non-Apparent HOA

GAAT5229-18.2	Non-Apparent HOA

GAAT5237-18.2	Non-Apparent HOA

GAAT5277-18.2	Non-Apparent HOA

GAAT5320-18.2	Non-Apparent HOA

GAAT5400-18.2	Non-Apparent HOA

GAAT5452-18.2	Non-Apparent HOA

GAAT5541-18.2	Non-Apparent HOA

GAAT5554-18.2	Non-Apparent HOA

GAAT5699-18.2	Non-Apparent HOA

FLTA2648-18.2	Non-Apparent HOA

GAAT5740-18.2	Non-Apparent HOA

FLTA2725-18.2	Non-Apparent HOA

GAAT5752-18.2	Non-Apparent HOA

GAAT5780-18.2	Non-Apparent HOA

FLTA2772-18.2	Non-Apparent HOA

GAAT5842-18.2	Non-Apparent HOA

GAAT5845-18.2	Non-Apparent HOA

GAAT5858-18.2	Non-Apparent HOA

GAAT5870-18.2	Non-Apparent HOA

GAAT5944-18.2	Non-Apparent HOA

GAAT5957-18.2	Non-Apparent HOA

GAAT6021-18.2	Non-Apparent HOA

GAAT6061-18.2	Non-Apparent HOA

GAAT6097-18.2	Non-Apparent HOA

GAAT6181-18.2	Non-Apparent HOA

GAAT6291-18.2	Non-Apparent HOA

GAAT6292-18.2	Non-Apparent HOA

FLTA3359-18.2	Non-Apparent HOA

NC2C0738-18.2	Non-Apparent HOA

NC2C0745-18.2	Non-Apparent HOA

NC2C0746-18.2	Non-Apparent HOA

NC2C0773-18.2	Non-Apparent HOA

NC2C0817-18.2	Non-Apparent HOA

NC2C0846-18.2	Non-Apparent HOA

NC2C0851-18.2	Non-Apparent HOA

29 | Page

NC2C0854-18.2	Non-Apparent HOA

NC2C0857-18.2	Non-Apparent HOA

NC2C0900-18.2	Non-Apparent HOA

NC2C0920-18.2	Non-Apparent HOA

NC2C0936-18.2	Non-Apparent HOA

NC2C0977-18.2	Non-Apparent HOA

NC2C0992-18.2	Non-Apparent HOA

NC2C1027-18.2	Non-Apparent HOA

NC2C1092-18.2	Non-Apparent HOA

NC2C1100-18.2	Non-Apparent HOA

NC2C1108-18.2	Non-Apparent HOA

NC2C1115-18.2	Non-Apparent HOA

NC2C1160-18.2	Non-Apparent HOA

NC2C1163-18.2	Non-Apparent HOA

NC2C1225-18.2	Non-Apparent HOA

NC2C1338-18.2	Non-Apparent HOA

NC2C1347-18.2	Non-Apparent HOA

NC2C1371-18.2	Non-Apparent HOA

NC2C1378-18.2	Non-Apparent HOA

NC2C1384-18.2	Non-Apparent HOA

NC2C1432-18.2	Non-Apparent HOA

NC2C1477-18.2	Non-Apparent HOA

NC2C1534-18.2	Non-Apparent HOA

NC2C1550-18.2	Non-Apparent HOA

NC2C1553-18.2	Non-Apparent HOA

NC2C1567-18.2	Non-Apparent HOA

NC2C1582-18.2	Non-Apparent HOA

NC2C1653-18.2	Non-Apparent HOA

NC2C1778-18.2	Non-Apparent HOA

NC2C1882-18.2	Non-Apparent HOA

NC2C1888-18.2	Non-Apparent HOA

NC2C1959-18.2	Non-Apparent HOA

NV2L0276-18.2	Non-Apparent HOA

NV2L0544-18.2	Non-Apparent HOA

NV2L0553-18.2	Non-Apparent HOA

NV2L0566-18.2	Non-Apparent HOA

NV2L0585-18.2	Non-Apparent HOA

NV2L0655-18.2	Non-Apparent HOA

NV2L0748-18.2	Non-Apparent HOA

NV2L0750-18.2	Non-Apparent HOA

NV2L0771-18.2	Non-Apparent HOA

NV2L0783-18.2	Non-Apparent HOA

30 | Page

NV2L0835-18.2	Non-Apparent HOA

NV2L0865-18.2	Non-Apparent HOA

NV2L0884-18.2	Non-Apparent HOA

WA2S0348-18.2	Non-Apparent HOA

WA2S0357-18.2	Non-Apparent HOA

WA2S0359-18.2	Non-Apparent HOA

WA2S0373-18.2	Non-Apparent HOA

WA2S0374-18.2	Non-Apparent HOA

WA2S0375-18.2	Non-Apparent HOA

WA2S0394-18.2	Non-Apparent HOA

WA2S0404-18.2	Non-Apparent HOA

WA2S0407-18.2	Non-Apparent HOA

WA2S0413-18.2	Non-Apparent HOA

WA2S0451-18.2	Non-Apparent HOA

WA2S0453-18.2	Non-Apparent HOA

WA2S0482-18.2	Non-Apparent HOA

WA2S0514-18.2	Non-Apparent HOA

WA2S0529-18.2	Non-Apparent HOA

WA2S0532-18.2	Non-Apparent HOA

WA2S0540-18.2	Non-Apparent HOA

WA2S0543-18.2	Non-Apparent HOA

WA2S0560-18.2	Non-Apparent HOA

WA2S0563-18.2	Non-Apparent HOA

WA2S0566-18.2	Non-Apparent HOA

WA2S0568-18.2	Non-Apparent HOA

WA2S0588-18.2	Non-Apparent HOA

WA2S0601-18.2	Non-Apparent HOA

WA2S0604-18.2	Non-Apparent HOA

WA2S0605-18.2	Non-Apparent HOA

WA2S0617-18.2	Non-Apparent HOA

WA2S0623-18.2	Non-Apparent HOA

WA2S0628-18.2	Non-Apparent HOA

WA2S0649-18.2	Non-Apparent HOA

WA2S0673-18.2	Non-Apparent HOA

WA2S0680-18.2	Non-Apparent HOA

WA2S0708-18.2	Non-Apparent HOA

WA2S0719-18.2	Non-Apparent HOA

WA2S0726-18.2	Non-Apparent HOA

WA2S0730-18.2	Non-Apparent HOA

WA2S0745-18.2	Non-Apparent HOA

WA2S0750-18.2	Non-Apparent HOA

WA2S0767-18.2	Non-Apparent HOA

31 | Page

WA2S0788-18.2	Non-Apparent HOA

WA2S0800-18.2	Non-Apparent HOA

WA2S0815-18.2	Non-Apparent HOA

WA2S0817-18.2	Non-Apparent HOA

WA2S0826-18.2	Non-Apparent HOA

WA2S0831-18.2	Non-Apparent HOA

WA2S0842-18.2	Non-Apparent HOA

WA2S0845-18.2	Non-Apparent HOA

WA2S0851-18.2	Non-Apparent HOA

WA2S0893-18.2	Non-Apparent HOA

WA2S0901-18.2	Non-Apparent HOA

WA2S0922-18.2	Non-Apparent HOA

WA2S0927-18.2	Non-Apparent HOA

WA2S0932-18.2	Non-Apparent HOA

WA2S0950-18.2	Non-Apparent HOA

WA2S0958-18.2	Non-Apparent HOA

WA2S0962-18.2	Non-Apparent HOA

WA2S0967-18.2	Non-Apparent HOA

WA2S0970-18.2	Non-Apparent HOA

WA2S0974-18.2	Non-Apparent HOA

WA2S0984-18.2	Non-Apparent HOA

WA2S1011-18.2	Non-Apparent HOA

WA2S1016-18.2	Non-Apparent HOA

WA2S1023-18.2	Non-Apparent HOA

WA2S1031-18.2	Non-Apparent HOA

WA2S1035-18.2	Non-Apparent HOA

WA2S1040-18.2	Non-Apparent HOA

WA2S1067-18.2	Non-Apparent HOA

WA2S1080-18.2	Non-Apparent HOA

WA2S1090-18.2	Non-Apparent HOA

WA2S1109-18.2	Non-Apparent HOA

WA2S1111-18.2	Non-Apparent HOA

WA2S1125-18.2	Non-Apparent HOA

WA2S1126-18.2	Non-Apparent HOA

WA2S1128-18.2	Non-Apparent HOA

WA2S1136-18.2	Non-Apparent HOA

WA2S1159-18.2	Non-Apparent HOA

WA2S1169-18.2	Non-Apparent HOA

WA2S1173-18.2	Non-Apparent HOA

WA2S1180-18.2	Non-Apparent HOA

WA2S1189-18.2	Non-Apparent HOA

WA2S1191-18.2	Non-Apparent HOA

32 | Page

WA2S1195-18.2	Non-Apparent HOA

WA2S1211-18.2	Non-Apparent HOA

WA2S1216-18.2	Non-Apparent HOA

WA2S1221-18.2	Non-Apparent HOA

WA2S1224-18.2	Non-Apparent HOA

WA2S1235-18.2	Non-Apparent HOA

WA2S1243-18.2	Non-Apparent HOA

WA2S1259-18.2	Non-Apparent HOA

WA2S1268-18.2	Non-Apparent HOA

WA2S1274-18.2	Non-Apparent HOA

WA2S1279-18.2	Non-Apparent HOA

WA2S1282-18.2	Non-Apparent HOA

WA2S1284-18.2	Non-Apparent HOA

WA2S1300-18.2	Non-Apparent HOA

WA2S1306-18.2	Non-Apparent HOA

WA2S1318-18.2	Non-Apparent HOA

WA2S1319-18.2	Non-Apparent HOA

WA2S1327-18.2	Non-Apparent HOA

WA2S1328-18.2	Non-Apparent HOA

WA2S1330-18.2	Non-Apparent HOA

WA2S1340-18.2	Non-Apparent HOA

WA2S1351-18.2	Non-Apparent HOA

WA2S1358-18.2	Non-Apparent HOA

WA2S1366-18.2	Non-Apparent HOA

WA2S1394-18.2	Non-Apparent HOA

WA2S1417-18.2	Non-Apparent HOA

WA2S1432-18.2	Non-Apparent HOA

WA2S1435-18.2	Non-Apparent HOA

WA2S1443-18.2	Non-Apparent HOA

WA2S1472-18.2	Non-Apparent HOA

WA2S1499-18.2	Non-Apparent HOA

WA2S1518-18.2	Non-Apparent HOA

WA2S1520-18.2	Non-Apparent HOA

WA2S1542-18.2	Non-Apparent HOA

WA2S1543-18.2	Non-Apparent HOA

WA2S1566-18.2	Non-Apparent HOA

WA2S1570-18.2	Non-Apparent HOA

WA2S1585-18.2	Non-Apparent HOA

WA2S1591-18.2	Non-Apparent HOA

WA2S1630-18.2	Non-Apparent HOA

WA2S1674-18.2	Non-Apparent HOA

WA2S1711-18.2	Non-Apparent HOA

33 | Page

WA2S1721-18.2	Non-Apparent HOA

WA2S1754-18.2	Non-Apparent HOA

WA2S1760-18.2	Non-Apparent HOA

AZPH3813-18.2	Non-Apparent HOA

AZPH3822-18.2	Non-Apparent HOA

AZPH3853-18.2	Non-Apparent HOA

AZPH3858-18.2	Non-Apparent HOA

AZPH3870-18.2	Non-Apparent HOA

AZPH3893-18.2	Non-Apparent HOA

AZPH3909-18.2	Non-Apparent HOA

AZPH3975-18.2	Non-Apparent HOA

AZPH3978-18.2	Non-Apparent HOA

AZPH3981-18.2	Non-Apparent HOA

AZPH3988-18.2	Non-Apparent HOA

AZPH4184-18.2	Non-Apparent HOA

AZPH4191-18.2	Non-Apparent HOA

AZPH4279-18.2	Non-Apparent HOA

AZPH4282-18.2	Non-Apparent HOA

AZPH4289-18.2	Non-Apparent HOA

AZPH4348-18.2	Non-Apparent HOA

AZPH4387-18.2	Non-Apparent HOA

AZPH4748-18.2	Non-Apparent HOA

AZPH4761-18.2	Non-Apparent HOA

AZPH4769-18.2	Non-Apparent HOA

AZPH4771-18.2	Non-Apparent HOA

AZPH4788-18.2	Non-Apparent HOA

AZPH4791-18.2	Non-Apparent HOA

AZPH4794-18.2	Non-Apparent HOA

AZPH4796-18.2	Non-Apparent HOA

AZPH4803-18.2	Non-Apparent HOA

AZPH4811-18.2	Non-Apparent HOA

AZPH4841-18.2	Non-Apparent HOA

AZPH4850-18.2	Non-Apparent HOA

AZPH4861-18.2	Non-Apparent HOA

AZPH4883-18.2	Non-Apparent HOA

AZPH4891-18.2	Non-Apparent HOA

AZPH4898-18.2	Non-Apparent HOA

CAIE1609-18.2	Non-Apparent HOA

CAIE1646-18.2	Non-Apparent HOA

CAIE1709-18.2	Non-Apparent HOA

CAIE1883-18.2	Non-Apparent HOA

CAIE1937-18.2	Non-Apparent HOA

34 | Page

CAIE2014-18.2	Non-Apparent HOA

CAIE2030-18.2	Non-Apparent HOA

CALA2089-18.2	Non-Apparent HOA

CALA2094-18.2	Non-Apparent HOA

CALA2112-18.2	Non-Apparent HOA

CALA2147-18.2	Non-Apparent HOA

CALA2150-18.2	Non-Apparent HOA

CALA2161-18.2	Non-Apparent HOA

CALA2167-18.2	Non-Apparent HOA

CALA2185-18.2	Non-Apparent HOA

CALA2191-18.2	Non-Apparent HOA

CALA2211-18.2	Non-Apparent HOA

CALA2216-18.2	Non-Apparent HOA

CALA2383-18.2	Non-Apparent HOA

CASA1542-18.2	Non-Apparent HOA

CASA1555-18.2	Non-Apparent HOA

CASA1611-18.2	Non-Apparent HOA

CASA1683-18.2	Non-Apparent HOA

CASA1701-18.2	Non-Apparent HOA

CASA1800-18.2	Non-Apparent HOA

CASA1806-18.2	Non-Apparent HOA

CASA1829-18.2	Non-Apparent HOA

CASA1851-18.2	Non-Apparent HOA

CASA1939-18.2	Non-Apparent HOA

CASA2088-18.2	Non-Apparent HOA

CASA2124-18.2	Non-Apparent HOA

CASA2184-18.2	Non-Apparent HOA

CASA2309-18.2	Non-Apparent HOA

CASA2314-18.2	Non-Apparent HOA

CASA2385-18.2	Non-Apparent HOA

CASA2400-18.2	Non-Apparent HOA

CASA2523-18.2	Non-Apparent HOA

FLJA0420-18.2	Non-Apparent HOA

FLJA0423-18.2	Non-Apparent HOA

FLJA0506-18.2	Non-Apparent HOA

FLJA0560-18.2	Non-Apparent HOA

FLJA0565-18.2	Non-Apparent HOA

FLJA0568-18.2	Non-Apparent HOA

FLJA0573-18.2	Non-Apparent HOA

FLJA0587-18.2	Non-Apparent HOA

FLJA0590-18.2	Non-Apparent HOA

FLJA0645-18.2	Non-Apparent HOA

35 | Page

FLJA1024-18.2	Non-Apparent HOA

FLJA1250-18.2	Non-Apparent HOA

FLMI0894-18.2	Non-Apparent HOA

FLMI0984-18.2	Non-Apparent HOA

FLMI1078-18.2	Non-Apparent HOA

FLMI1606-18.2	Non-Apparent HOA

FLMI1816-18.2	Non-Apparent HOA

FLMI1854-18.2	Non-Apparent HOA

FLMI1857-18.2	Non-Apparent HOA

FLMI1934-18.2	Non-Apparent HOA

FLMI2330-18.2	Non-Apparent HOA

FLMI2547-18.2	Non-Apparent HOA

FLOR1455-18.2	Non-Apparent HOA

FLOR1595-18.2	Non-Apparent HOA

FLOR1672-18.2	Non-Apparent HOA

AZPH4839-18.2	Non-Apparent HOA

FLOR1957-18.2	Non-Apparent HOA

FLOR2134-18.2	Non-Apparent HOA

FLOR2268-18.2	Non-Apparent HOA

FLOR2278-18.2	Non-Apparent HOA

FLOR2337-18.2	Non-Apparent HOA

FLOR2387-18.2	Non-Apparent HOA

FLOR2475-18.2	Non-Apparent HOA

FLOR2491-18.2	Non-Apparent HOA

FLOR2500-18.2	Non-Apparent HOA

FLOR2527-18.2	Non-Apparent HOA

FLOR2586-18.2	Non-Apparent HOA

FLOR2774-18.2	Non-Apparent HOA

FLTA2644-18.2	Non-Apparent HOA

FLTA2691-18.2	Non-Apparent HOA

FLTA2758-18.2	Non-Apparent HOA

FLTA2796-18.2	Non-Apparent HOA

FLTA2908-18.2	Non-Apparent HOA

FLTA2939-18.2	Non-Apparent HOA

FLTA2940-18.2	Non-Apparent HOA

FLOR2284-18.2	Non-Apparent HOA

FLTA2961-18.2	Non-Apparent HOA

FLTA2973-18.2	Non-Apparent HOA

FLTA3152-18.2	Non-Apparent HOA

FLTA3191-18.2	Non-Apparent HOA

FLTA3217-18.2	Non-Apparent HOA

FLTA3248-18.2	Non-Apparent HOA

36 | Page

FLTA3285-18.2	Non-Apparent HOA

FLTA3318-18.2	Non-Apparent HOA

FLTA3411-18.2	Non-Apparent HOA

FLOR2604-18.2	Non-Apparent HOA

FLOR2625-18.2	Non-Apparent HOA

GAAT2282-18.2	Non-Apparent HOA

GAAT3929-18.2	Non-Apparent HOA

GAAT4028-18.2	Non-Apparent HOA

FLOR2760-18.2	Non-Apparent HOA

FLOR2841-18.2	Non-Apparent HOA

GAAT5219-18.2	Non-Apparent HOA

GAAT5351-18.2	Non-Apparent HOA

GAAT5417-18.2	Non-Apparent HOA

GAAT6048-18.2	Non-Apparent HOA

GAAT6059-18.2	Non-Apparent HOA

NC2C0710-18.2	Non-Apparent HOA

NC2C0769-18.2	Non-Apparent HOA

NC2C0946-18.2	Non-Apparent HOA

NC2C0957-18.2	Non-Apparent HOA

NC2C0973-18.2	Non-Apparent HOA

NC2C0983-18.2	Non-Apparent HOA

NC2C0874-18.2	Non-Apparent HOA

NC2C0999-18.2	Non-Apparent HOA

NC2C1000-18.2	Non-Apparent HOA

NC2C1002-18.2	Non-Apparent HOA

NC2C1028-18.2	Non-Apparent HOA

NC2C1099-18.2	Non-Apparent HOA

NC2C1140-18.2	Non-Apparent HOA

NC2C1141-18.2	Non-Apparent HOA

NC2C1148-18.2	Non-Apparent HOA

NC2C1153-18.2	Non-Apparent HOA

NC2C1199-18.2	Non-Apparent HOA

NC2C1222-18.2	Non-Apparent HOA

NC2C1246-18.2	Non-Apparent HOA

NC2C1354-18.2	Non-Apparent HOA

NC2C1391-18.2	Non-Apparent HOA

NC2C1444-18.2	Non-Apparent HOA

NC2C1467-18.2	Non-Apparent HOA

NC2C1527-18.2	Non-Apparent HOA

NC2C1557-18.2	Non-Apparent HOA

NC2C1563-18.2	Non-Apparent HOA

NC2C1565-18.2	Non-Apparent HOA

37 | Page

NC2C1655-18.2	Non-Apparent HOA

NC2C1694-18.2	Non-Apparent HOA

NC2C1736-18.2	Non-Apparent HOA

NC2C1739-18.2	Non-Apparent HOA

NC2C1774-18.2	Non-Apparent HOA

NC2C1821-18.2	Non-Apparent HOA

NC2C1825-18.2	Non-Apparent HOA

NC2C1849-18.2	Non-Apparent HOA

NC2C1870-18.2	Non-Apparent HOA

NC2C1937-18.2	Non-Apparent HOA

NC2C1943-18.2	Non-Apparent HOA

NC2C1974-18.2	Non-Apparent HOA

NC2C2035-18.2	Non-Apparent HOA

NC2C2045-18.2	Non-Apparent HOA

NC2C2094-18.2	Non-Apparent HOA

NV2L0296-18.2	Non-Apparent HOA

NV2L0477-18.2	Non-Apparent HOA

NV2L0502-18.2	Non-Apparent HOA

NV2L0509-18.2	Non-Apparent HOA

NV2L0526-18.2	Non-Apparent HOA

NV2L0629-18.2	Non-Apparent HOA

WA2S0332-18.2	Non-Apparent HOA

WA2S0337-18.2	Non-Apparent HOA

WA2S0351-18.2	Non-Apparent HOA

WA2S0356-18.2	Non-Apparent HOA

WA2S0358-18.2	Non-Apparent HOA

WA2S0366-18.2	Non-Apparent HOA

WA2S0370-18.2	Non-Apparent HOA

WA2S0371-18.2	Non-Apparent HOA

WA2S0504-18.2	Non-Apparent HOA

WA2S0517-18.2	Non-Apparent HOA

WA2S0571-18.2	Non-Apparent HOA

WA2S0718-18.2	Non-Apparent HOA

WA2S0731-18.2	Non-Apparent HOA

WA2S0772-18.2	Non-Apparent HOA

WA2S0829-18.2	Non-Apparent HOA

WA2S0853-18.2	Non-Apparent HOA

WA2S0887-18.2	Non-Apparent HOA

WA2S0900-18.2	Non-Apparent HOA

WA2S0960-18.2	Non-Apparent HOA

WA2S0971-18.2	Non-Apparent HOA

WA2S0983-18.2	Non-Apparent HOA

38 | Page

WA2S1098-18.2	Non-Apparent HOA

WA2S1190-18.2	Non-Apparent HOA

WA2S1295-18.2	Non-Apparent HOA

WA2S1325-18.2	Non-Apparent HOA

WA2S1471-18.2	Non-Apparent HOA

WA2S1475-18.2	Non-Apparent HOA

WA2S1484-18.2	Non-Apparent HOA

WA2S1512-18.2	Non-Apparent HOA

WA2S1514-18.2	Non-Apparent HOA

WA2S1544-18.2	Non-Apparent HOA

WA2S1876-18.2	Non-Apparent HOA

39 | Page